Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Intangible assets, net
2021	¥ 13,761
2022	9,990
2023	8,528
2024	7,815
2025	4,975
Thereafter	15,878
Net book value	¥ 60,947	$ 8,607	¥ 68,276